Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 15 — INCOME TAXES

The Company’s effective income tax rate was a provision of 1.2% for the three months ended September 30, 2025, as compared to a provision of 7.1% for the three months ended September 30, 2024. The Company’s effective income tax rate was a provision of less than 1% for the nine months ended September 30, 2025, as compared to a provision of 2.8% for the nine months ended September 30, 2024. During the three months ended September 30, 2025, the Company had a provision for income taxes from continuing operations of $1,183 resulting primarily from the impact of recording uncertain tax positions for state and foreign taxes, interest and penalties. During the three months ended September 30, 2024, the Company had a provision for income taxes from continuing operations of $9,950 resulting primarily from the impact of recording a valuation allowance on deferred tax assets as of September 30, 2024. During the nine months ended September 30, 2025, the Company had a provision for income taxes from continuing operations of $1,194. During the nine months ended September 30, 2024, the Company had a provision for income taxes from continuing operations of $17,803. The effective income tax rates for the three and nine months ended September 30, 2025 are less than the federal statutory tax rate of 21% due to being in a tax loss with a full valuation allowance. The effective income tax rates for the three and nine months ended September 30, 2024 are impacted by the valuation allowance recorded on deferred tax assets as of September 30, 2024.

As of September 30, 2025, the Company had federal net operating loss carryforwards of $344,508 and state net operating loss carryforwards of $71,248, respectively. The Company’s federal net operating loss carryforwards will expire in the tax years commencing on December 31, 2033, through December 31, 2038. The state net operating loss carryforwards will expire in the tax years commencing on December 31, 2030.

The Company establishes a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Tax benefits of operating loss, capital loss and tax credit carryforwards are evaluated on an ongoing basis, including a review of historical and projected future operating results, the eligible carryforward period, and other circumstances. The Company’s net operating losses are subject to annual limitations in accordance with Internal Revenue Code Section 382. Accordingly, the Company is limited to the amount of net operating loss that may be utilized in future taxable years depending on the Company’s actual taxable income. As of September 30, 2025, a full valuation allowance has been recorded since it is more likely than not that the Company will not be able to utilize tax benefits before they expire. The Company reassess the need for a valuation allowance on an ongoing basis.

The Company files income tax returns in the U.S., various state and local jurisdictions, and certain other foreign jurisdictions. The Company is currently under audit by certain state, local, and foreign income tax authorities. The audits are in varying stages of completion. The Company evaluates its tax positions and establishes liabilities for uncertain tax positions that may be challenged by tax authorities. Uncertain tax positions are reviewed on an ongoing basis and are adjusted in light of changing facts and circumstances, including progress of tax audits, case law developments and closing of statutes of limitations. Such adjustments are reflected in the provision for income taxes, as appropriate. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the calendar years ended December 31, 2022 to 2024.

Pillar Two

The Pillar Two directive, which was established by the Organization for Economic Co-operation and Development, and which generally provides for a 15% minimum effective tax rate for multinational enterprises, in every jurisdiction in which they operate. While the Company does not anticipate that this will have a material impact on its tax provision or effective tax rate, it will continue to monitor evolving tax legislation in the jurisdictions in which it operates.

On July 4, 2025, the “One Big Beautiful Bill Act” (the “Act”) was enacted into law. The Act includes changes to U.S. tax law that will be applicable to the Company beginning in the year ended 2025. These changes include provisions allowing accelerated tax deductions for qualified property and research expenditures. The Company is in the process of evaluating the impact of the Act on our financial statements. Given our history of domestic tax losses and the establishment of a full valuation allowance against our domestic deferred tax assets, the Company does not anticipate that the provisions of the Act will have a material impact on our consolidated income tax provision.

NOTE 16 — INCOME TAXES

During the years ended December 31, 2024 and 2023, the Company’s loss from continuing operations before income taxes of $900,396 and $216,322 includes a United States component of loss from continuing operations before income taxes of $908,886 and $232,584 and a foreign component comprised of income from continuing operations before income taxes of $8,490 and $16,262, respectively. The Company will recognize any U.S. income tax expense it may incur on global intangible low tax income as income tax expense in the period in which the tax is incurred. The Company’s provision (benefit) for income taxes consists of the following during the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Current:
Federal	$—	$2,411
State	300	1,871
Foreign	2,515	(2,438)
Total current provision	2,815	1,844
Deferred:
Federal	18,154	(30,049)
State	632	(10,294)
Foreign	412	(616)
Total deferred	19,198	(40,959)
Total (benefit from) provision for income taxes	$22,013	$(39,115)

A reconciliation of the federal statutory rate of 21.0% to the effective tax rate for loss from continuing operations before income taxes is as follows during the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Provision for income taxes at federal statutory rate	(21.0)%	(21.0)%
State income taxes, net of federal benefit	(6.3)%	(6.4)%
Employee stock based compensation	0.5%	1.2%
Bargain purchase	—%	(1.9)%
Foreign tax differential	—%	(3.2)%
Goodwill impairment	0.8%	6.0%
Provision true-up	1.5%	(2.3)%
Change in valuation allowance	27.4%	9.2%
Other	(0.5)%	0.3%
Effective income tax rate (benefit)	2.4%	(18.1)%

Deferred income tax assets (liabilities) consisted of the following as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Deferred tax assets:
Accrued liabilities and other	$12,521	$14,006
Loans receivable and investments	151,725	3,696
Other	8,938	1,784
Share based payments	3,464	13,953
Credit carryforwards	973	—
Capital loss carryforward	64,875	43,488
Net operating loss carryforward	103,559	103,313
Total deferred tax assets	346,055	180,240

Deferred tax liabilities:
Deductible goodwill and other intangibles	(8,169)	(33,265)
State taxes	(12,515)	(5,051)
Depreciation	(5,479)	(2,983)
Other	—	(788)
Total deferred tax liabilities	(26,163)	(42,087)

Net deferred tax assets	319,892	138,153
Valuation allowance	(311,756)	(104,317)
Net deferred tax asset	$8,136	$33,836

Deferred tax assets, net	$13,598	$33,836
Deferred tax liabilities, net	(5,462)	—
Net deferred tax asset	$8,136	$33,836

As of December 31, 2024, the Company had federal net operating loss carryforwards of $344,508 and state net operating loss carryforwards of $71,248. There was no benefit or expense for income taxes recorded on NOLs during the year ended December 31, 2024 due to the valuation allowance. During the year ended December 31,

2023, the Company recorded a benefit in the provision for income taxes related to federal and state net operating loss carryforwards in the amount of $1,983. The Company has $105,673 of capital loss carryovers as of December 31, 2024. There is potential to carryback approximately $40,077 to refund taxes paid in 2021 and 2022. The remaining balance is available for carryforwards and will expire December 31, 2029. The Company’s federal net operating loss carryforwards will expire in the tax years commencing in December 31, 2033 through December 31, 2038, the state net operating loss carryforwards will expire in tax years commencing in December 31, 2030.

The Company establishes a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Tax benefits of operating loss, capital loss, and tax credit carryforwards are evaluated on an ongoing basis, including a review of historical and projected future operating results, the eligible carryforward period, and other circumstances. The Company’s net operating losses are subject to annual limitations in accordance with Internal Revenue Code Section 382. Accordingly, the Company is limited to the amount of net operating loss that may be utilized in future taxable years depending on the Company’s actual taxable income. As of December 31, 2024, a valuation allowance in the amount of $311,756 has been recorded since it is more likely than not that the Company will not be able to utilize tax benefits before they expire. The Company’s net deferred tax assets at December 31, 2024 of $11,013 represents the amount refund claims available from capital loss carrybacks of previously reported taxable capital gains in prior year tax returns. The valuation allowance increased by $207,439 during the year ended December 31, 2024 primarily due to net operating losses, realized and unrealized losses on investments, and fair value adjustments for loans receivable in the current year. As of December 31, 2023, the Company believes that the existing net operating loss carryforwards will be utilized in future tax periods before the loss carryforwards expire and it is more-likely-than-not that future taxable earnings will be sufficient to realize its deferred tax assets and has not provided an additional valuation allowance. The valuation allowance increased by $20,740 during the year ended December 31, 2023. This was primarily due to the inclusion of bebe in the Company’s consolidated results offset by the expiration of capital loss carryover that had previously been valued. The Company does not believe that it is more likely than not that it will be able to utilize the benefits related to Israel capital loss carryforwards and has provided a full valuation allowance in the amount of $41,751 against these deferred tax assets.

As of December 31, 2024, the Company had gross unrecognized tax benefits totaling $13,162 all of which would have an impact on the Company’s effective income tax rate, if recognized. A reconciliation of the amounts of gross unrecognized tax benefits (before federal impact of state items), excluding interest and penalties, was as follows:

	Year Ended December 31,
	2024	2023
Beginning balance	$14,819	$16,146
Additions for current year tax positions	—	—
Additions for prior year tax positions	23	—
Reductions for prior year tax positions	—	(969)
Reductions due to lapse in statutes of limitations	(1,680)	(358)
Ending balance	$13,162	$14,819

The Company files income tax returns in the U.S., various state and local jurisdictions, and certain other foreign jurisdictions. The Company is currently under audit by certain federal, state and local, and foreign tax authorities. The audits are in varying stages of completion. The Company evaluates its tax positions and establishes liabilities for uncertain tax positions that may be challenged by tax authorities. Uncertain tax positions are reviewed on an ongoing basis and are adjusted in light of changing facts and circumstances, including progress of tax audits, case law developments, and closing of statutes of limitations. Such adjustments are reflected in the provision for income taxes, as appropriate. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the calendar years ended December 31, 2021 to 2024.

As of December 31, 2024, the Company believes it is reasonably possible that its gross liabilities for unrecognized tax benefits may decrease by $243 within the next 12 months due to expiration of statute of limitations.

During the year ended December 31, 2024, the Company had accrued interest and penalties relating to uncertain tax positions of $19, $962, and $1,116 for UOL, magicJack, and Targus respectively, all of which is included in income taxes payable. During the year ended December 31, 2024, the Company recorded a net release of $1,375 for UOL, magicJack, and Targus combined, related to interest and penalties for uncertain tax positions primarily due to the lapse in statute of limitations.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases if stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of public traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of excise tax is generally 1% of the fair market value of the shares repurchased at the time of repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. The Company does not expect the IR Act to have a material impact on its financial position and result of operations.

Pillar Two

The Pillar Two directive, which was established by the Organization for Economic Co-operation and Development, and which generally provides for a 15% minimum effective tax rate for multinational enterprises, in every jurisdiction in which they operate. While the Company does not anticipate that this will have a material impact on its tax provision or effective tax rate, it will continue to monitor evolving tax legislation in the jurisdictions in which it operates.